OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS

8. OTHER NON-CURRENT ASSETS

	As of December 31,
	2010	2011
Deposit on residential buildings for employees	$—	$16,269
Others	3,221	3,200

Total	$3,221	$19,469

Deposit on residential buildings represents amounts the Company paid to a third-party real estate company as down payments to purchase 332 units of residential buildings that the Company expects to make available for its employees for purchase. $16.3 million had been paid as of December 31, 2011 and an additional commitment of $4.1 million is expected to be paid in 2012.